Net finance (costs) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net finance (costs) income:
Interest income	$ 1,045	$ 1,146
Foreign exchange gain	179
Finance income	1,224	1,146
Interest expense on lease liability (note 5)	(17)	(12)
Interest and bank charges	(22)	(11)
Foreign exchange loss		(1,400)
Finance costs	(39)	(1,423)
Net finance income (costs)	$ 1,185	$ (277)